Intangibles - Maintenance rights and lease premium, net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 610,252	$ 642,825
Lease premium, net	3,919	7,089
Maintenance rights and lease premium, net	$ 614,171	$ 649,914